Partnership Distributions - Cash Distributions Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Distributions Made to Members or Limited Partners [Abstract]
Total Quarterly Distribution per Unit	$ 0.300	$ 0.600	[1]	$ 0.580	$ 0.560	$ 0.540	$ 0.520	$ 0.500	$ 0.480	$ 0.460	$ 0.440	$ 0.420	$ 0.405	$ 0.390
Total Quarterly Cash Distribution		$ 92,609	[1]	$ 83,986	$ 79,315	$ 70,143	$ 65,657	$ 56,346	$ 52,425	$ 46,053	$ 43,027	$ 40,323	$ 36,063	$ 33,168

[1]	On January 20, 2014, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to unitholders of record at the close of business on January 31, 2014.